Convertible notes (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		Apr. 19, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Convertible notes			$ 2,169
Convertible Notes [Member]
Short-term Debt [Line Items]
Principal amount			1,149
Payments of debt issuance costs			106
Convertible notes fair value			2,169
Total principal amount converted			$ 35
Total shares issued from conversion of debt			51,511
Convertible Notes [Member] | LG Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 231
Issue date			Jun. 10, 2015
Maturity date			Jun. 10, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | JSJ Investments INC [Member]
Short-term Debt [Line Items]
Principal amount			$ 150
Issue date			Jun. 03, 2015
Maturity date	[2]		Dec. 03, 2015
Interest rate			12.00%
Conversion discount rate	[1]		43.00%
Cash redemption premium			150.00%
Convertible Notes [Member] | Crown Bridge Partner, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 46
Issue date			Sep. 11, 2015
Maturity date			Aug. 25, 2016
Interest rate			5.00%
Conversion discount rate	[1]		42.00%
Convertible Notes [Member] | Service Trading Company, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 105
Issue date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 158
Issue date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | Vis Vires Group, INC [Member]
Short-term Debt [Line Items]
Principal amount			$ 159
Issue date			Jun. 10, 2015
Maturity date			Mar. 15, 2016
Interest rate			8.00%
Conversion discount rate	[1]		39.00%
Convertible Notes [Member] | Black Forest Capital, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 300
Issue date			Jul. 17, 2015
Maturity date			Jul. 17, 2016
Interest rate			12.00%
Conversion discount rate	[1]		42.00%
Convertible Notes [Member] | Subsequent Events [Member]
Short-term Debt [Line Items]
Total principal amount converted		$ 1,149
Total shares issued from conversion of debt		1,394,936

[1]	The rate is the discount to the lowest closing bid price of the Company's ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.
[2]	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.